UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -------------------------------

Check here if Amendment [X]; Amendment Number:  1
                                                -----------------
  This Amendment (Check only one.):  [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:         TCG Holdings, L.L.C.
             --------------------------------------------
Address:      c/o The Carlyle Group
             --------------------------------------------
              1001 Pennsylvania Avenue, NW
             --------------------------------------------
              Suite 220 S.
             --------------------------------------------
              Washington, DC  20004-2505
             --------------------------------------------

Form 13F File Number:  28-12410
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
         -----------------------------------------
Title:    Managing Director
         -----------------------------------------
Phone:    202-729-5626
         -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello            Washington, DC            June 5 2008
-----------------------------  ------------------------  -----------------------
          Signature                  City, State                  Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

  Form 13F File Number         Name

  28-
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

                             -------------------------------
                                       FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
                                              -----------------------------

Form 13F Information Table Entry Total:       13
                                              -----------------------------

Form 13F Information Table Value Total:       $34,881
                                              -----------------------------
                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number      Name

     1          28-12429                  Carlyle Investment Management L.L.C.
     -----         -------------------    --------------------------------------

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                                                   FORM 13-F INFORMATION TABLE

   COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6      COLUMN 7      COLUMN 8
----------------- -------------- ---------  ---------  -------------------------  ----------     -------- --------------------
                                              VALUE    SHRS OR    SH/     PUT/    INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN     CALL    DISCRETION     MANAGERS SOLE  SHARED    NONE
----------------- -------------- ---------  ---------  --------  -----  --------  ----------     -------- ----  ------    ----
Varsity Group Inc Com            922281100  $263       1,252,628  SH       --     Shared-Defined     1          1,252,628

Blackboard Inc    Com            091935502  $26,688    663,059    SH       --     Shared-Defined     1          663,059

Nexstar           CL A           65336K103  $366       40,000     SH       --     Shared-Defined     1          40,000
Broadcasting
Group I

Owens Corning     Com            690742101  $809       40,000     SH       --     Shared-Defined     1          40,000

Forest Oil Corp   CL A           345550107  $508       10,000     SH       --     Shared-Defined     1          10,000

Clearwire Corp    CL A           185385309  $836       61,000     SH       --     Shared-Defind      1          61,000

Comcast Corp      CL A           20030N101  $1,461     80,000     SH       --     Shared-Defined     1          80,000

Embarq Corp       Com            29078E105  $545       11,000     SH       --     Shared-Defined     1          11,000

Nucor Corp        Com            670346105  $592       10,000     SH       --     Shared-Defined     1          10,000

Qwest             Com            749121109  $245       35,000     SH       --     Shared-Defined     1          35,000
Communications
Intl Inc

Time Warner       CL A           88732J108  $1,380     50,000     SH       --     Shared-Defined     1          50,000
Cable Inc
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
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

------------------------------------------------------------------------------------------------------------------------------
Valero Energy     Com            91913Y100  $700       10,000     SH       --     Shared-Defined     1          10,000
Corp

XTO Energy Inc    Com            98385X106  $488       9,500      SH       --     Shared-Defined     1          9,500


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
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